UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Annual Report
December 31, 2018

Salt High truBeta™ US Market ETF
Ticker: SLT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Salt High truBeta™ US Market ETF

Salt High truBeta™ US Market ETF

Dear Salt High truBeta™ US Market ETF Shareholders,

Thank you for your investment in the Salt High truBeta™ US Market ETF (the “Fund” or “SLT”).  The information presented in this report relates to the operations of SLT for the period from inception on May 15, 2018 through December 31, 2018 (the “Period”).

The Fund seeks to track the performance, before fees and expense, of the Salt High truBeta™ US Market Index (the “Index”), developed by Salt Financial LLC. The Index uses truBeta™ estimates to select stocks with the highest sensitivity to the SPDR S&P 500 ETF (“SPY”). The objective is to magnify exposure to the SPY without the use of borrowing or derivatives through systematic stock selection by targeting higher beta securities with greater accuracy.

For the Period, the Fund was down 17.18% at market and down 16.76% at NAV. This compares to the underlying Index which was down 16.47% and the S&P 500 Index (“S&P”), a broad market index, which was down 6.37% during the same Period. After reaching new highs on September 20th, the S&P fell throughout the fourth quarter of 2018 and accelerated its decline in December, reaching lows for the year on December 24th. Because it targets a higher beta strategy with more sensitivity to market moves, the Fund underperformed the S&P as expected. In comparison, the S&P High Beta Index, which has a similar investing strategy to the Index, fell 18.37% over the Period.

As of December 31, 2018 the Fund was overweight Information Technology, Energy, and Financial stocks and underweight Consumer Staples, Health Care, Utilities, and Real Estate stocks relative to the S&P. For the Period, the largest positive contributor to performance was Advanced Micro Devices, Inc. (AMD), which added 0.85% to Fund performance, returning 43.99% with an average weighting of 1.10%. The second largest contributor was Integrated Device Technology, Inc. (IDTI), contributing 0.32% to the Fund and gaining 33.92% with an average weighting of 0.48%. The third largest positive contributor was Red Hat, Inc. (RHAT), adding 0.28% with a return of 28.24% and an average weighting of 0.47%.

For the Period, the largest negative performer was Centennial Resource Development, Inc. - Class A (CDEV), which detracted 0.58% from performance, declining 53.24% with an average weighting of 0.38%. The second largest detractor was Whiting Petroleum Corporation (WLL), detracting 0.57% from the Fund and declining 55.54% with an average weighting of 0.36%. The third largest negative performer was Hess Corporation (HES), detracting 0.56% from performance and declining 46.38% with an average weighting of 0.60%.

As a reminder, the Index is rebalanced quarterly on the third Friday of March, June, September, and December.

We appreciate your investment in the Salt High truBeta™ US Market ETF.

Sincerely,

Anthony R. Barchetto, CFA
Founder and Chief Investment Officer
Salt Financial LLC, Adviser to the Fund

Salt High truBeta™ US Market ETF

Must be preceded or accompanied by a prospectus.

Risks: Investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may invest more of its assets in a single issuer or smaller number of issuers than a diversified fund. The Salt High truBeta™ US Market Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. The securities in the Index universe with the highest truBeta are included and the Index, and consequently the Fund, can be expected to be more volatile than the broader U.S. equity market. A security’s truBeta is based on historical information and may not be indicative of a security’s future profile. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.

Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the Fund’s underlying assets and cash at the end of the trading day.

The Index may invest in stocks or REITs issued by companies that may use derivatives, borrowing, or leverage in the course of their operating businesses.

Shares of the ETF may be sold throughout the day on the exchange through any brokerage account. However, shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained.

Beta describes the sensitivity of an individual stock to movements in the broader market. The beta coefficient is the slope of the line created by regressing the returns of the individual stock on the returns of the market. Alternatively, beta can be calculated as the ratio of how the stock moves with the market (covariance) to the variance of the market. A stock with an estimated beta of 1.0 tends to vary in the same direction and magnitude as the market. A stock with a beta of 1.2 would be expected to vary 20% more than the market (higher volatility); one with a beta of 0.8 would tend to move 20% less than the market (lower volatility).

The Salt High truBeta™ US Market Index measures the performance of an equal-weighted portfolio of approximately 100 large- and midcapitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”).

S&P 500 Index: Market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

You cannot invest directly in an index.

Fund holdings and sector compositions are subject to change at any time and are not recommendations to buy or sell any security. For a complete list of Fund holdings, please see the Schedule of Investments in this report. References to other investment products should not be interpreted as an offer of these securities.

Past performance does not guarantee future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

The Salt High truBeta™ US Market ETF is distributed by Quasar Distributors, LLC.

Salt High truBeta™ US Market ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Cumulative Returns	Inception
Period Ended December 31, 2018	(5/15/2018)
Salt High truBetaTM US Market ETF – NAV	-16.76%
Salt High truBetaTM US Market ETF – Market	-17.18%
Salt High truBetaTM US Market Index	-16.47%
S&P 500® Index	-6.37%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Salt High truBeta™ US Market ETF

PORTFOLIO ALLOCATION
As of December 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Technology	30.2%
Finance	21.6
Energy	16.0
Industrials	8.2
Non-Energy Materials	7.2
Healthcare	5.1
Consumer Services	3.9
Consumer Cyclicals	3.9
Consumer Non-Cyclicals	2.8
Telecommunications	0.8
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.0+
Total	100.0%


To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.  See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
December 31, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Consumer Cyclicals – 3.9%
2,496	BorgWarner, Inc.	$86,711
1,392	Square, Inc. – Class A (a)	78,077
4,528	Under Armour, Inc. – Class A (a)	80,010
832	Wayfair, Inc. – Class A (a)	74,947
		319,745
	Consumer Non-Cyclicals – 2.8%
48	Amazon.com, Inc. (a)	72,094
1,584	Etsy, Inc. (a)	75,351
2,128	Fortune Brands Home & Security, Inc.	80,843
		228,288
	Consumer Services – 3.9%
1,088	GrubHub, Inc. (a)	83,569
1,568	Las Vegas Sands Corporation	81,614
3,248	MGM Resorts International	78,797
800	Wynn Resorts, Ltd.	79,128
		323,108
	Energy – 16.0%
2,848	Apache Corporation	74,760
36,896	Chesapeake Energy Corporation (a)	77,482
1,872	Continental Resources, Inc. (a)	75,236
2,240	Delek US Holdings, Inc.	72,822
3,328	Devon Energy Corporation	75,013
928	Diamondback Energy, Inc.	86,026
1,680	Hess Corporation	68,040
5,712	Marathon Oil Corporation	81,910
5,856	Newfield Exploration Company (a)	85,849
3,936	Noble Energy, Inc.	73,839
14,592	Oasis Petroleum, Inc. (a)	80,694
5,248	Parsley Energy, Inc. – Class A (a)	83,863
6,992	Patterson-UTI Energy, Inc.	72,367
2,672	PBF Energy, Inc. – Class A	87,294
11,360	Transocean, Ltd. (a)	78,838
3,056	Whiting Petroleum Corporation (a)	69,341
7,120	WPX Energy, Inc. (a)	80,812
		1,324,186

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Finance – 21.6%
2,288	American International Group, Inc.	$90,170
2,688	Brighthouse Financial, Inc. (a)	81,930
2,080	Charles Schwab Corporation	86,382
1,568	Citigroup, Inc.	81,630
1,968	E*TRADE Financial Corporation	86,356
5,088	First Data Corporation – Class A (a)	86,038
5,056	Invesco, Ltd.	84,638
4,272	KKR & Company, Inc. – Class A	83,859
1,616	Lincoln National Corporation	82,917
448	Mastercard, Inc. – Class A	84,515
2,208	MetLife, Inc.	90,661
8,432	MGIC Investment Corporation (a)	88,199
2,176	Morgan Stanley	86,278
8,960	Navient Corporation	78,938
1,008	PayPal Holdings, Inc. (a)	84,763
1,984	Principal Financial Group, Inc.	87,633
1,040	Prudential Financial, Inc.	84,812
1,360	State Street Corporation	85,775
944	T Rowe Price Group, Inc.	87,150
2,896	Unum Group	85,085
2,080	Voya Financial, Inc.	83,491
		1,791,220
	Healthcare – 5.1%
720	DexCom, Inc. (a)	86,256
4,080	Exelixis, Inc. (a)	80,254
1,216	Neurocrine Biosciences, Inc. (a)	86,834
1,680	Teladoc Health, Inc. (a)	83,278
944	Veeva Systems, Inc. – Class A (a)	84,318
		420,940
	Industrials – 8.2%
2,656	American Airlines Group, Inc.	85,284
272	Boeing Company	87,720
688	Caterpillar, Inc.	87,424
576	Deere & Company	85,922
2,608	Fluor Corporation	83,978

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Industrials – 8.2% (Continued)
1,008	PTC, Inc. (a)	$83,563
4,096	Trinity Industries, Inc.	84,337
816	United Rentals, Inc. (a)	83,664
		681,892
	Non-Energy Materials – 7.2%
3,072	Chemours Company	86,692
2,736	Corning, Inc.	82,655
1,632	DowDuPont, Inc.	87,279
8,128	Freeport-McMoRan, Inc.	83,800
4,688	Huntsman Corporation	90,431
4,288	Olin Corporation	86,232
4,304	United States Steel Corporation	78,505
		595,594
	Technology – 30.2%
384	Adobe, Inc. (a)	86,876
4,304	Advanced Micro Devices, Inc. (a)	79,452
80	Alphabet, Inc. – Class A (a)	83,597
80	Alphabet, Inc. – Class C (a)	82,849
2,640	Applied Materials, Inc.	86,433
656	Autodesk, Inc. (a)	84,368
6,736	Cypress Semiconductor Corporation	85,682
960	KLA-Tencor Corporation	85,910
640	Lam Research Corporation	87,149
1,984	Lumentum Holdings, Inc. (a)	83,348
5,584	Marvell Technology Group, Ltd.	90,405
2,528	Micron Technology, Inc. (a)	80,213
800	Microsoft Corporation	81,256
1,392	NetApp, Inc.	83,061
320	Netflix, Inc. (a)	85,651
1,952	Nutanix, Inc. – Class A (a)	81,184
592	NVIDIA Corporation	79,032
1,280	Okta, Inc. (a)	81,664
4,896	ON Semiconductor Corporation (a)	80,833
5,008	Pure Storage, Inc. – Class A (a)	80,529
624	salesforce.com, Inc. (a)	85,469

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Technology – 30.2% (Continued)
480	ServiceNow, Inc. (a)	$85,464
14,512	Snap, Inc. – Class A (a)	79,961
816	Splunk, Inc. (a)	85,558
2,640	Teradyne, Inc.	82,843
944	Twilio, Inc. – Class A (a)	84,299
2,400	Twitter, Inc. (a)	68,976
2,224	Western Digital Corporation	82,221
544	Workday, Inc. – Class A (a)	86,866
1,440	Zendesk, Inc. (a)	84,053
		2,495,202
	Telecommunications – 0.8%
2,816	DISH Network Corporation – Class A (a)	70,315
	TOTAL COMMON STOCKS
	(Cost $8,630,717)	8,250,490

	SHORT-TERM INVESTMENTS – 0.3%
20,938	First American Government
	Obligations Fund, Class X, 2.36%*	20,938
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,938)	20,938
	TOTAL INVESTMENTS – 100.0%
	(Cost $8,651,655)	8,271,428
	Other Assets in Excess of Liabilities – 0.0%+	4,012
	NET ASSETS – 100.0%	$8,275,440

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of December 31, 2018.
+	Represents less than 0.05% of net assets.

Sector composition financial data and analytics provider is FactSet. The RIC or Reuters Investment Code has been developed and maintained by Reuters and is the intellectual property of Reuters.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in securities, at value (Cost $8,651,655)	$8,271,428
Dividends and interest receivable	7,517
Total assets	8,278,945

LIABILITIES
Management fees payable	3,505
Total liabilities	3,505

NET ASSETS	$8,275,440

Net assets consist of:
Paid-in capital	$9,475,182
Total distributable earnings (accumulated deficit)	(1,199,742)
Net assets	$8,275,440

Net asset value:
Net assets	$8,275,440
Shares outstanding^	400,000
Net asset value, offering and redemption price per share	$20.69

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2018*

INCOME
Dividends	$39,859
Interest	157
Total investment income	40,016

EXPENSES
Management fees	13,618
Total expenses	13,618
Net investment income (loss)	26,398

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(769,325)
Change in unrealized appreciation
(depreciation) on investments	(380,227)
Net realized and unrealized
gain (loss) on investments	(1,149,552)
Net increase (decrease) in net assets
resulting from operations	$(1,123,154)

*	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2018*
OPERATIONS
Net investment income (loss)	$26,398
Net realized gain (loss) on investments	(769,325)
Change in unrealized appreciation
(depreciation) on investments	(380,227)
Net increase (decrease) in net assets
resulting from operations	(1,123,154)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(49,240)
Total distribution to shareholders	(49,240)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,077,645
Payments for shares redeemed	(629,817)
Transaction fees (See Note 6)	6
Net increase (decrease) in net assets derived
from capital share transactions (a)	9,447,834
Net increase (decrease) in net assets	$8,275,440

NET ASSETS
Beginning of period	$—
End of period	$8,275,440

(a)	A summary of capital share transactions is as follows:

Period Ended
December 31, 2018*
Shares
Subscriptions	425,000
Redemptions	(25,000)
Net increase (decrease)	400,000

*	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.14
Net realized and unrealized gain (loss) on investments	(4.32)
Total from investment operations	(4.18)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.07)
From net realized gains	(0.06)
Total distributions	(0.13)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (See Note 6)	0.00	(3)

Net asset value, end of period	$20.69

Total return	-16.76	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,275

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.50	%(5)
Net investment income (loss) to average net assets	0.97	%(5)
Portfolio turnover rate(6)	145	%(4)

(1)	Commencement of operations on May 15, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018

NOTE 1 – ORGANIZATION

Salt High truBeta™ US Market ETF (formerly known as Salt truBeta™ High Exposure ETF) (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the Salt High truBeta™ US Market Index (formerly known as Salt truBeta™ High Exposure Index) (the “Index”). The Fund commenced operations on May 15, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,250,490	$—	$—	$8,250,490
Short-Term Investments	20,938	—	—	20,938
Total Investments
in Securities	$8,271,428	$—	$—	$8,271,428

^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatments for redemptions in kind. For the period ended December 31, 2018, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(27,348)	$27,348

During the period ended December 31, 2018, the Fund realized $27,357 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

January 14, 2019, the management fee for the Fund has been reduced to an annual rate of 0.29% of the Fund’s average daily net assets. There were no other events or transactions that occurred during the period subsequent to December 31, 2018 that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Salt Financial LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $6,948,988 and $6,894,753, respectively.

During the period ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended December 31, 2018, in-kind transactions associated with creations and redemptions were $9,972,895 and $627,001, respectively.

During the period ended December 31, 2018, the Fund paid $3,201 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2018 were as follows:

Tax cost of investments	$8,677,672
Gross tax unrealized appreciation	$301,035
Gross tax unrealized depreciation	(707,279)
Total unrealized appreciation (depreciation)	(406,244)
Undistributed ordinary Income	—
Undistributed long-term capital gains	—
Accumulated gain (loss)	(406,244)
Other accumulated gain (loss)	(793,498)
Distributable earnings (accumulated deficit)	$(1,199,742)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

As of December 31, 2018, the Fund deferred, on a tax-basis, post-October capital losses of $793,498 and no late-year ordinary losses.

As of December 31, 2018, the Fund had no capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended December 31, 2018 was $49,240 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Salt High truBeta™ US Market ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Salt High truBeta™ US Market ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Salt High truBeta™ US Market ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period May 15, 2018 (commencement of operations) to December 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations, the changes in its net assets and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
February 28, 2019

Salt High truBeta™ US Market ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	45	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	45	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	45	Independent
Born: 1956		term;	Director and General Counsel,		Trustee, PPM
		since	Artisan Partners Limited		Funds (9
		2018	Partnership (investment		portfolios)
			adviser) (2000–2013);		(since 2018).
Executive Vice President
and General Counsel,
Artisan Partners Asset
Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	45	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment
		Chairman	Management (2011–2013).
since
2013

Salt High truBeta™ US Market ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp
		since 2019	Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.salt-funds.com.

Salt High truBeta™ US Market ETF

EXPENSE EXAMPLE
For the Six-Months Ended December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period(1)
Actual	$1,000.00	$ 870.00	$2.36
Hypothetical (5% annual	$1,000.00	$1,022.68	$2.55
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Salt High truBeta™ US Market ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 67.22%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2018 was 65.30%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 46.38%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.salt-funds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.salt-funds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.salt-funds.com.

Adviser and Index Provider
Salt Financial LLC
20 West 22nd Street, Suite 906
New York, New York 10010

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Salt High truBeta™ US Market ETF
Symbol – SLT
CUSIP – 26922A479

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2018
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 5, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    March 5, 2019

* Print the name and title of each signing officer under his or her signature.